Property, Plant and Equipment	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Property, plant and equipment

13. Property, plant and equipment

	Buildings and improvements	Equipment and facilities	Agricultural vehicles and machinery	Furniture and fixtures	Total in operation	Property, plant and equipment in progress	Sugarcane	Total property, plant and equipment
At June 30, 2023	74	36,026	30,269	3,178	69,547	6,495	79,066	155,108
Acquisitions	—	6,565	4,668	1,092	12,325	12,060	64,927	89,312
Disposals	—	(90)	(4,714)	(14)	(4,818)	—	(2,551)	(7,369)
Transfers*	—	21,917	(3,547)	—	18,370	(18,370)	(337)	(337)
Depreciation	(21)	(4,392)	(3,826)	(485)	(8,724)	—	(27,715)	(36,439)
Translation gains (losses)	—	728	(47)	68	749	—	1,106	1,855
At June 30, 2024	53	60,754	22,803	3,839	87,449	185	114,496	202,130
Acquisitions	—	13,610	9,602	866	24,078	3,466	51,294	78,838
Acquisitions - business combination	—	14,084	3,889	76	18,049	—	—	18,049
Disposals	(45)	(5,273)	(6,183)	(31)	(11,532)	—	(20)	(11,552)
Transfers	—	3,627	20	—	3,647	(3,647)	—	—
Transfers between fixed assets x x investment properties *	—	89	62	—	151	—	(129)	22
Depreciation	(8)	(8,072)	(11,131)	(619)	(19,830)	—	(34,795)	(54,625)
Translation gains (losses)	—	(51)	(3)	(5)	(59)	—	(134)	(193)
At June 30, 2025	—	78,768	19,059	4,126	101,953	4	130,712	232,669

Total cost	—	128,680	39,642	7,557	175,879	4	314,625	490,508
Accumulated depreciation	—	(49,912)	(20,583)	(3,431)	(73,926)	—	(183,913)	(257,839)
At June 30, 2025	—	78,768	19,059	4,126	101,953	4	130,712	232,669

Annual depreciation rates (weighted average) - %	3	7	7	10			20

(*) Includes assets that were classified as Permanent Crop (Sugarcane - Fixed Assets), but for operational reasons the area switched to soybeans and it was necessary to reclassify the balances for Area Restructuring (Investment Properties).